Organization and Description of Business	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Organization and Description of Business
(1)	ORGANIZATION AND DESCRIPTION OF BUSINESS

Zayo Group Holdings, Inc., a Delaware corporation, was formed on November 13, 2007, and is the parent company of a number of subsidiaries engaged in bandwidth infrastructure services. Zayo Group Holdings, Inc. and its subsidiaries are collectively referred to as “Zayo Group Holdings” or the “Company.” The Company’s primary operating subsidiary is Zayo Group, LLC (“ZGL”). Headquartered in Boulder, Colorado, the Company operates bandwidth infrastructure assets, including fiber networks and datacenters, in the United States and Europe to offer:

•	Physical infrastructure, including dark fiber, mobile infrastructure and colocation services.

•	Lit services, including wavelengths, Ethernet, IP, and SONET services.

•	Other services, consisting of Zayo Professional Services.

Zayo Group Holdings is wholly-owned by Communications Infrastructure Investments, LLC (“CII”).